Taxation (Tables)	12 Months Ended
Jun. 30, 2023
Taxation
Schedule of taxation

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		10 271	13 399	7 430
current year[1]		10 671	13 303	7 478
prior years[2]		(400)	96	(48)
Dividend withholding tax		—	(24)	—
Foreign tax		2 654	2 856	2 079
current year		2 507	2 737	2 106
prior years		147	119	(27)

Income tax	11	12 925	16 231	9 509
Deferred tax – South Africa	12	(4 721)	(2 535)	(9 779)
current year[3]		(5 687)	(2 356)	(9 464)
prior years[4]		966	(108)	(315)
reduction in corporate tax rate[5]		—	(71)	—

Deferred tax – foreign	12	(3 023)	173	455
current year[6]		(2 845)	(132)	339
prior years		(172)	306	124
tax rate change		(6)	(1)	(8)
		5 181	13 869	185
1	The increase in 2022 year mainly relates to increased profits, as well as capital gains tax on the ROMPCO asset disposal.
2	2023 mainly relates to Section 12L allowances, as well as differences in provisions.
3	The current year number is impacted by impairments. The decrease in 2022 relates to the recognition of a deferred tax asset relating to derivative losses in Sasol Financing International Limited.
4	Current year impacted by a translation difference of R845 million arising from exchange rates applied by the South African Revenue Service (SARS) at the date of assessment.
5	On 23 February 2022, a decrease in the South African corporate tax rate from 28% to 27% was announced, effective from 1 July 2022.
6	The increase in the current year relates mainly to tax losses incurred at our US Operations and Sasol Italy where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

Schedule of reconciliation of effective tax rate to current tax rate

	2023	2022	2021
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	27,0	28,0	28,0
Increase in rate of tax due to:
disallowed expenditure[1]	6,1	1,1	11,4
disallowed share-based payment expenses[2]	0,2	0,1	2,3
different tax rates[3]	3,1	0,5	0,5
tax losses not recognised[4]	4,8	0,8	—
translation differences[5]	4,3	—	—
capital gains and losses[6]	—	1,6	—
prior year adjustments	—	0,7	(2,2)
other adjustments[7]	2,1	0,3	—
Decrease in rate of tax due to:
exempt income[8]	(2,7)	(5,9)	(10,0)
share of profits of equity accounted investments	(4,9)	(1,6)	(2,1)
utilisation of tax losses[9]	(0,7)	(0,1)	(20,9)
investment incentive allowances[10]	(1,3)	(0,1)	(0,4)
translation differences	—	(0,3)	(1,9)
capital gains and losses[6]	(0,2)	—	(1,8)
change in South African corporate income tax rate	—	(0,1)	—
prior year adjustments[11]	(2,1)	—	—
other adjustments	—	—	(1,2)
Effective tax rate	35,7	25,0	1,7
1	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to non-productive interest in our treasury function and project costs.
2	This relates to the share based payment expense on the Sasol Khanyisa transaction.
3	Mainly relates to the lower tax rate in the US (23%) on increased tax losses incurred during the current year and the higher tax rate for Sasol Petroleum Temane Limitada in Mozambique (32%) on higher taxable income.
4	Relates mainly to tax losses in Sasol Investment Company (Pty) Ltd, Sasol Mozambique PT5 C Limitada and Sasol China for which no deferred tax asset was raised.
5	Current year impacted by a translation difference of R845 million arising from exchange rates applied by SARS at the date of assessment.
10	Taxation continued

6	2022 capital gains tax payable in South Africa and Mozambique on the disposal of 30% of our equity interest in the ROMPCO pipeline. 2021 related mainly to the disposal of the Air Separation Units.
7	Included in the current year is a taxable gain on the settlement of an intercompany loan as well as controlled foreign companies tax imputations.
8	Current year mainly relates to Italian tax credit for energy and gas consuming companies and FCTR reclassified on the liquidation of businesses. 2022 relates to the FCTR reclassified on the disposal of the Canadian and Wax businesses and the profit on disposal of the ROMPCO pipeline. 2021 related mainly to the FCTR reclassified on the divestment of 50% of our US LCCP Base Chemicals business, our 50% interest in Gemini HDPE LLC, our 50% equity interest in Sasol Chevron Holdings Limited, our 27,8% working interest in the Etame Marin block offshore Gabon, as well as our 40% non-operated participating interest in Block DE-8 offshore Gabon.
9	2021 relates to tax losses utilised which are allowed to be set off against foreign exchange gains on intergroup foreign currency loans.
10	Current year mainly relates to South African research and development incentive and Energy Efficiency allowances.
11	2023 relates mainly to tax return adjustments on provisions.